Note 14 - Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Operating Leases
June 30, 2014	343
June 30, 2015	185
June 30, 2016	185
June 30, 2017	185
June 30, 2018	93
Thereafter	-
Total minimum lease payments	€991